Transactions and balances with related parties (Schedule of Balances Receivable from and Payable to Related Parties) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 15,731	$ 201,464
Loans to related parties	265,875
Loans to related parties, long term	1,686,115	3,032,599
Balances receivable	281,606	201,464
Total long term	2,334,396	3,680,880
Accounts payable	334,591	251,676	$ 218,849	$ 7,867
Loans from related parties		980,807	1,010,159	1,012,667
Balance payable	334,591	1,232,484
Compania Laminadora Vista Hermosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	360	3,056
Loans to related parties	183,171
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	648,281	648,281
Loans to related parties	730,278	530,281
Accounts payable	205,879	205,902	204,917
Loans from related parties	0	226,820	222,626	221,628
Operadora Construalco, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	548	793
Compania Manufacturera de Tubos, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable		39,153
Loans to related parties	44,472
Accounts payable	6,220
Operadora Industrial de Herramientas, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	912	1,731
Joist del Golfo, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	6,516	5,328
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	1,597
Loans to related parties	579,047	806,397
Accounts payable		2,096	2,122
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable		145,824
Loans to related parties	376,790	1,695,921
Other accounts receivable by operation [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	5,798
Accounts payable	126,770
Operadora Compania Mexicana de Tubos S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties	38,232
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,854	1,854
Holding Protel, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable		1,593
Pytsa Industrial, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable		3,083
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	112,587	11,777
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	5,185	20,381
Tuberias Procarsa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,942	3,866	3,943
Loans from related parties	0	591,789	618,118	622,061
Procarsa Tube and Pipe Co. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties	0	59,648	62,303	62,303
Pytsa Industrial de Mexico, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties	0	102,550	$ 107,112	$ 106,675
Others [Member]
Disclosure of transactions between related parties [line items]
Accounts payable	$ 924	$ 1,124